WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 91.9%
COMMUNICATION SERVICES - 18.4%
Diversified Telecommunication Services - 4.7%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,590,000	$4,036,506	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	10,819,000	11,400,521	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,573,000	2,839,704	(a)
CenturyLink Inc., Senior Notes	4.500%	1/15/29	2,050,000	2,089,719	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	670,000	691,618	(a)
Frontier Communications Corp., Senior Secured Notes	5.000%	5/1/28	730,000	762,394	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	2,983,943	(a)

Total Diversified Telecommunication Services				24,804,405

Entertainment - 0.2%
Netflix Inc., Senior Notes	5.875%	11/15/28	703,000	843,976

Media - 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,321,000	3,528,646	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	12,669,000	13,410,136	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	380,000	403,752	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	9,670,000	10,153,500
DISH DBS Corp., Senior Notes	7.750%	7/1/26	8,126,000	9,111,481
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,070,000	2,313,225	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,290,000	1,342,406	(a)

Total Media				40,263,146

Wireless Telecommunication Services - 5.8%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,870,000	2,000,900	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	554,153	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,891,577
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	9,363,656
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	4,097,519
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,916,900
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	417,258
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,080,000	1,082,700

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	910,000	$942,988
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	1,641,361	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	940,000	1,008,418	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	3,170,000	3,195,392	(a)

Total Wireless Telecommunication Services				30,112,822

TOTAL COMMUNICATION SERVICES				96,024,349

CONSUMER DISCRETIONARY - 13.8%
Auto Components - 2.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000	3,630,459	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,080,000	1,205,550	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,523,000	4,766,111
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,728,000	2,891,680	(a)

Total Auto Components				12,493,800

Automobiles - 2.6%
Ford Motor Co., Senior Notes	9.000%	4/22/25	3,280,000	4,025,528
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	2,000,000	2,004,750
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	1,950,000	1,957,312
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	200,000	202,625
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,955,000	2,021,079
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	1,650,000	1,796,107
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,310,000	1,377,138
General Motors Co., Senior Notes	6.125%	10/1/25	380,000	461,311

Total Automobiles				13,845,850

Diversified Consumer Services - 1.8%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,510,000	2,691,498	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	3,202,000	3,422,137	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,411,594
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	880,000	917,730	(a)

Total Diversified Consumer Services				9,442,959

Hotels, Restaurants & Leisure - 4.1%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	474,000	483,954	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	1,240,000	1,353,293	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000	1,345,958	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	3,480,000	4,180,350	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,400,000		$2,814,000	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,500,000	GBP	1,889,013	(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,438,000		1,491,026	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	991,000		971,035	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		1,436,250	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,250,000		1,243,519	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	220,000		228,756	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,840,000		3,081,301	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	640,000		709,600	(a)

Total Hotels, Restaurants & Leisure					21,228,055

Specialty Retail - 2.7%
99 Escrow Issuer Inc., Senior Secured Notes	7.500%	1/15/26	280,000		278,950	(a)
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	2,680,000		2,913,937	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	1,320,000		1,421,231	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	6,450,000		6,639,469	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	1,060,000		1,068,612
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,590,000		1,636,110

Total Specialty Retail					13,958,309

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	756,000		822,150	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	300,000		326,250	(b)

Total Textiles, Apparel & Luxury Goods					1,148,400

TOTAL CONSUMER DISCRETIONARY					72,117,373

CONSUMER STAPLES - 2.4%
Food Products - 2.2%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	90,000		97,095	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	320,000		357,111	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	830,000		1,007,216
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	165,000		193,857
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,480,000		4,143,943
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,550,000		1,679,618
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,620,000		3,930,813	(a)

Total Food Products					11,409,653

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.2%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,210,000	$1,250,958

TOTAL CONSUMER STAPLES				12,660,611

ENERGY - 17.2%
Oil, Gas & Consumable Fuels - 17.2%
Apache Corp., Senior Notes	5.100%	9/1/40	1,480,000	1,580,825
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	295,000	251,800	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	730,000	779,275	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000	310,346
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000	225,938
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	1,040,429
Ecopetrol SA, Senior Notes	6.875%	4/29/30	1,380,000	1,783,650
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	640,000	721,568	(a)
EQT Corp., Senior Notes	3.000%	10/1/22	1,060,000	1,069,938
EQT Corp., Senior Notes	3.900%	10/1/27	3,180,000	3,165,134
EQT Corp., Senior Notes	8.750%	2/1/30	650,000	797,063
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	10,012,308
MEG Energy Corp., Secured Notes	6.500%	1/15/25	760,000	783,431	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,910,000	1,933,875	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	2,060,410	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000	1,282,120
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000	5,300,505
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	784,020
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	800,000	858,160
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,061,975
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	570,000	562,775	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	7,740,000	9,034,515
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	6,371,251

See Notes to Schedule of Investments.

4	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	5.000%	8/15/22	405,000	$401,963
Range Resources Corp., Senior Notes	5.000%	3/15/23	750,000	732,656
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	747,707
Range Resources Corp., Senior Notes	9.250%	2/1/26	6,445,000	6,744,692
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,246,419	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	490,000	520,427
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	728,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	450,000	507,656
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,920,000	1,766,419	(a)
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	2,900,000	3,251,320
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	1,065,677
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	9,585,000	10,560,657
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	530,000	561,783
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,153,460
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	843,784
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	4,145,997
WPX Energy Inc., Senior Notes	8.250%	8/1/23	810,000	924,830
YPF SA, Senior Notes	8.500%	7/28/25	1,600,000	1,234,000	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	1,107,338	(a)

TOTAL ENERGY				90,016,721

FINANCIALS - 13.6%
Banks - 8.6%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,760,000	2,015,200	(c)(d)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,460,000	2,558,743	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	488,000	543,053

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	950,000	$1,059,733	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	3,410,000	3,679,390	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000	1,701,620	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,740,000	3,000,300	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	5,510,000	5,986,615	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,792,140	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	710,000	774,787	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,630,000	3,973,416	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,610,000	5,280,076	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,520,000	2,764,769	(c)(d)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,880,000	2,868,823	(c)(d)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,220,000	1,268,959	(c)(d)

See Notes to Schedule of Investments.

6	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	$2,046,762	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,270,000	2,745,588	(a)(d)

Total Banks				45,059,974

Capital Markets - 2.1%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	4,320,000	4,864,011	(a)(c)(d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,879,995
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,690,000	2,950,782	(a)(c)(d)

Total Capital Markets				10,694,788

Consumer Finance - 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,150,200
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,523,375

Total Consumer Finance				2,673,575

Diversified Financial Services - 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,750,000	1,983,987
DAE Funding LLC, Senior Notes	4.500%	8/1/22	3,663,000	3,715,015	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	666,374
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	5,305,600	4,748,512	(a)(e)

Total Diversified Financial Services				11,113,888

Insurance - 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,426,625	(a)

TOTAL FINANCIALS				70,968,850

HEALTH CARE - 8.7%
Health Care Providers & Services - 3.3%
CHS/Community Health Systems Inc.,
Senior Secured Notes	8.000%	3/15/26	1,300,000	1,402,050	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	589,786
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	8,202,733
Magellan Health Inc., Senior Notes	4.900%	9/22/24	2,055,000	2,170,378

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,500,000	$2,653,487	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	2,050,000	2,242,526	(a)

Total Health Care Providers & Services				17,260,960

Pharmaceuticals - 5.4%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,160,000	1,291,759	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	6,350,000	6,551,041	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,200,000	2,432,815	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	720,825	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,980,000	3,977,513
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	6,200,000	6,196,125
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,460,000	2,440,172
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000	3,741,923
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000	1,107,605

Total Pharmaceuticals				28,459,778

TOTAL HEALTH CARE				45,720,738

INDUSTRIALS - 8.8%
Aerospace & Defense - 0.8%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,710,000	4,104,373	(a)

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	776,000	779,977	(a)

Airlines - 6.6%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	300,000	301,983
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	2,510,000	2,583,009
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,660,000	4,787,321
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000	2,547,331
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	823,149
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000	7,313,856	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	320,886	313,975

See Notes to Schedule of Investments.

8	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,620,000	$2,821,413	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	6,610,000	7,436,250	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	4,850,000	4,880,313
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	800,000	795,500

Total Airlines				34,604,100

Building Products - 0.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,951,000	3,089,328	(a)

Commercial Services & Supplies - 0.4%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,782,000	1,981,362	(a)

Machinery - 0.2%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	880,000	897,600	(a)

Trading Companies & Distributors - 0.1%
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	803,906

TOTAL INDUSTRIALS				46,260,646

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 1.0%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,760,000	5,087,274	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	60,000	61,431	(a)

Total Communications Equipment				5,148,705

Semiconductors & Semiconductor Equipment - 0.1%
Sensata Technologies UK Financing Co. PLC, Senior Notes	6.250%	2/15/26	350,000	364,438	(a)

Software - 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	2,734,286	0	*(e)(f)(g)(h)(i)

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,040,000	1,079,650	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000	1,482,374

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	$730,300
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	450,834

Total Technology Hardware, Storage & Peripherals				3,743,158

TOTAL INFORMATION TECHNOLOGY				9,256,301

MATERIALS - 5.6%
Containers & Packaging - 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,073,000	2,215,519	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,935,000	4,081,579	(a)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	980,000	1,074,839	(a)

Total Containers & Packaging				7,371,937

Metals & Mining - 3.9%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	2,960,000	4,158,065
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	2,710,000	2,797,262	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	560,849
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	763,069
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,280,000	5,336,561
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	1,050,000	1,318,008
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	3,406,062
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	2,236,515

Total Metals & Mining				20,576,391

Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,220,000	1,271,868

TOTAL MATERIALS				29,220,196

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	820,000	730,825
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	700,000	796,250
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,080,000	1,181,826

TOTAL REAL ESTATE				2,708,901

UTILITIES - 1.1%
Electric Utilities - 0.3%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,930,000	1,695,264	(a)

See Notes to Schedule of Investments.

10	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,750,000		$3,930,468

TOTAL UTILITIES					5,625,732

TOTAL CORPORATE BONDS & NOTES (Cost - $399,358,067)					480,580,418

SOVEREIGN BONDS - 2.0%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	280,362		122,170
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	1,988,400		809,279
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	810,000		336,150	*(a)(f)

Total Argentina					1,267,599

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	4,344,000	BRL	836,563
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	274,000	BRL	62,323

Total Brazil					898,886

Ghana - 0.2%
Ghana Government International Bond,
Senior Notes	7.625%	5/16/29	1,000,000		1,066,014	(a)

Indonesia - 0.2%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	11,280,000,000	IDR	823,399

Russia - 1.2%
Russian Federal Bond - OFZ	7.000%	1/25/23	110,080,000	RUB	1,563,990
Russian Federal Bond - OFZ	7.750%	9/16/26	315,370,000	RUB	4,746,996

Total Russia					6,310,986

TOTAL SOVEREIGN BONDS (Cost - $10,815,026)					10,366,884

SENIOR LOANS - 1.2%
INDUSTRIALS - 1.2%
Airlines - 1.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	4/29/23	4,236,194		4,312,314	(d)(j)(k)(l)
Jetblue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	1,959,750		2,021,343	(d)(j)(k)

TOTAL SENIOR LOANS (Cost - $6,183,392)					6,333,657

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY			SHARES		VALUE
COMMON STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Party City Holdings Inc.			127,129		$781,843	*(g)

ENERGY - 0.7%
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			87,452		57,335	*(g)(h)
KCAD Holdings I Ltd.			427,421,041		0	*(g)(h)(i)

Total Energy Equipment & Services					57,335

Oil, Gas & Consumable Fuels - 0.7%
Oasis Petroleum Inc.			94,065		3,486,049	*

TOTAL ENERGY					3,543,384

TOTAL COMMON STOCKS (Cost - $14,391,252)					4,325,227

	RATE
PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Banks - 0.7%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $3,251,012)	6.007%		130,709		3,535,679	(d)

		MATURITY DATE	FACE AMOUNT†
ASSET-BACKED SECURITIES - 0.7%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $3,344,957)	5.917%	10/15/31	3,400,000		3,345,389	(a)(d)

CONVERTIBLE BONDS & NOTES - 0.5%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
DISH Network Corp., Senior Notes (Cost - $2,304,351)	3.375%	8/15/26	2,800,000		2,676,049

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Notes (Cost - $1,454,337)	0.625%	8/15/30	1,500,000		1,462,734

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $104,026)	1.000%	8/5/21	13,992,507	ARS	98,415	(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $441,206,420)					512,724,452

See Notes to Schedule of Investments.

12	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $3,340,070)	0.030%	3,340,070	$3,340,070

TOTAL INVESTMENTS - 98.7% (Cost - $444,546,490)			516,064,522
Other Assets in Excess of Liabilities - 1.3%			6,720,885

TOTAL NET ASSETS - 100.0%			$522,785,407

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of December 31, 2020.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of December 31, 2020. The interest rate for fully unfunded term loans is to be determined.

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2020

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

At December 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,750,000	USD	2,067,713	BNP Paribas SA	1/19/21	$71,190
USD	791,613	EUR	670,000	BNP Paribas SA	1/19/21	(27,281)
USD	1,073,951	EUR	910,000	Citibank N.A.	1/19/21	(38,278)
GBP	660,129	USD	869,900	Goldman Sachs Group Inc.	1/19/21	32,972
USD	460,141	EUR	390,174	Goldman Sachs Group Inc.	1/19/21	(16,741)
USD	2,518,420	GBP	1,946,691	Goldman Sachs Group Inc.	1/19/21	(144,109)

Total						$(122,247)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

15

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

16

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$9,256,301	$0	*	$9,256,301
Other Corporate Bonds & Notes	—	471,324,117	—		471,324,117
Sovereign Bonds	—	10,366,884	—		10,366,884
Senior Loans	—	6,333,657	—		6,333,657
Common Stocks:
Consumer Discretionary	—	781,843	—		781,843
Energy	$3,486,049	—	57,335		3,543,384
Preferred Stocks	3,535,679	—	—		3,535,679
Asset-Backed Securities	—	3,345,389	—		3,345,389
Convertible Bonds & Notes	—	2,676,049	—		2,676,049
U.S. Government & Agency Obligations	—	1,462,734	—		1,462,734
Non-U.S. Treasury Inflation Protected Securities	—	98,415	—		98,415

Total Long-Term Investments	7,021,728	505,645,389	57,335		512,724,452

Short-Term Investments†	3,340,070	—	—		3,340,070

Total Investments	$10,361,798	$505,645,389	$57,335		$516,064,522

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$104,162	—		$104,162

Total	$10,361,798	$505,749,551	$57,335		$516,168,684

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$226,409	—		$226,409

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

17